Income taxes: - Recognized deferred tax assets and liabilities (Details) $ in Thousands, $ in Thousands	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 USD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits
Tax assets	$ 2,536		$ 183
Set off of tax assets	(2,316)		(183)
Tax assets, net	220
Tax liabilities	(2,316)		(183)
Set off of tax liabilities	2,316		183
Tax assets (liabilities)	220
Net tax assets (liabilities)	220
Total losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits
Tax assets	2,536		183
Tax assets, net		$ 2,536	183
Right of use assets
Disclosure of temporary difference, unused tax losses and unused tax credits
Tax liabilities	(226)		(178)
Tax liabilities, net		$ (226)
Net tax assets (liabilities)			(178)
Trade and other receivables
Disclosure of temporary difference, unused tax losses and unused tax credits
Tax liabilities	(4)		(5)
Tax liabilities, net	(4)		$ (5)
IPR&D asset
Disclosure of temporary difference, unused tax losses and unused tax credits
Tax liabilities	(2,086)
Tax assets (liabilities)	$ (2,086)